GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 87.5%
Energy and Energy Services — 32.2%
67,800 APA Corp. ...................... $ 1,425,156
171,700 Baker Hughes Co. ................. 7,546,215
233,400 BP plc, ADR(a) ................... 7,886,586
155,800 Chevron Corp.(a) ................. 26,063,782
111,530 ConocoPhillips(a) ................. 11,712,881
128,500 Coterra Energy Inc. ................ 3,713,650
101,200 Devon Energy Corp. ............... 3,784,880
33,700 Diamondback Energy Inc. ........... 5,387,956
274,000 Eni SpA ........................ 4,236,157
101,300 EOG Resources Inc. ............... 12,990,712
114,600 EQT Corp. ...................... 6,123,078
380,383 Exxon Mobil Corp.(a) .............. 45,238,950
156,800 Halliburton Co.(a) ................. 3,978,016
25,200 Hess Corp. ...................... 4,025,196
233,000 Kinder Morgan Inc.(a) .............. 6,647,490
64,600 Marathon Petroleum Corp.(a) ......... 9,411,574
74,000 Occidental Petroleum Corp.(a) ........ 3,652,640
115,000 ONEOK Inc. ..................... 11,410,300
74,900 Phillips 66(a) .................... 9,248,652
235,200 Schlumberger NV(a) ............... 9,831,360
263,400 Shell plc, ADR(a) ................. 19,301,952
104,600 Suncor Energy Inc. ................ 4,050,112
26,600 Targa Resources Corp. ............. 5,332,502
141,400 The Williams Companies Inc.(a) ....... 8,450,064
207,600 TotalEnergies SE, ADR(a) ............ 13,429,644
57,600 Valero Energy Corp.(a) ............. 7,607,232
252,486,737
Metals and Mining — 55.3%
68,800 Agnico Eagle Mines Ltd.(a) .......... 7,458,608
875,500 Alamos Gold Inc., Cl. A(a) ........... 23,410,870
326,600 Anglogold Ashanti plc .............. 12,123,392
260,500 Artemis Gold Inc.† ................ 3,097,290
351,000 Aya Gold & Silver Inc.† ............. 2,712,289
876,219 Barrick Gold Corp.(a) .............. 17,033,697
4,605,131 Bellevue Gold Ltd.† ................ 3,294,756
348,100 BHP Group Ltd., ADR(a) ............ 16,896,774
2,048,600 Calibre Mining Corp.† .............. 4,555,450
8,055,472 De Grey Mining Ltd.† .............. 10,721,273
176,000 Discovery Silver Corp.† ............. 259,282
761,000 Dundee Precious Metals Inc. ......... 10,089,907
764,500 Eldorado Gold Corp.†(a) ............ 12,858,890
702,600 Endeavour Mining plc .............. 16,883,297
3,308,729 Evolution Mining Ltd. .............. 14,699,636
112,300 Franco-Nevada Corp.(a) ............. 17,693,988
516,200 Freeport-McMoRan Inc.(a) ........... 19,543,332
641,500 G Mining Ventures Corp.† ........... 8,367,294
550,000 Glencore plc ..................... 1,991,426
227,600 Gold Fields Ltd., ADR .............. 5,027,684
2,273,055 Gold Road Resources Ltd. ........... 4,104,720
Shares
Market
Value
224,500 IAMGOLD Corp.† ................. $ 1,403,125
674,200 K92 Mining Inc.† ................. 5,814,129
2,059,700 Kinross Gold Corp. ................ 25,972,817
536,900 Lundin Gold Inc. .................. 16,625,040
302,500 MAG Silver Corp. ................. 4,622,200
859,500 Newmont Corp.(a) ................ 41,496,660
2,505,108 Northern Star Resources Ltd. ......... 28,676,603
1,159,500 OceanaGold Corp. ................. 3,867,552
220,000 Osisko Gold Royalties Ltd. ........... 4,646,400
203,400 Pan American Silver Corp. ........... 5,253,822
3,910,294 Perseus Mining Ltd. ............... 8,136,346
324,000 Rio Tinto plc, ADR(a) .............. 19,465,920
79,900 Royal Gold Inc. ................... 13,064,449
540,000 Victoria Gold Corp.†(b) ............. 0
719,400 Wesdome Gold Mines Ltd.† .......... 8,568,511
4,910,826 Westgold Resources Ltd. ............ 8,837,365
308,650 Wheaton Precious Metals Corp.(a) ..... 23,960,500
433,235,294
TOTAL COMMON STOCKS ......... 685,722,031
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0.2%
Metals and Mining — 0.2%
$ 2,250,000 Allied Gold Corp.,
8.750%, 09/07/28(c) ............. 2,025,000
CORPORATE BONDS — 2.3%
Energy and Energy Services — 0.0%
245,000 Devon Energy Corp.,
4.500%, 01/15/30 ............... 240,517
Metals and Mining — 2.3%
2,250,000 AngloGold Ashanti Holdings plc,
3.750%, 10/01/30 ............... 2,076,853
2,250,000 Freeport-McMoRan Inc.,
4.125%, 03/01/28 ............... 2,213,282
2,000,000 Hecla Mining Co.,
7.250%, 02/15/28 ............... 2,018,818
2,000,000 IAMGOLD Corp.,
5.750%, 10/15/28(c) ............. 1,954,335
3,700,000 Kinross Gold Corp.,
6.250%, 07/15/33(c) ............. 3,891,586
5,250,000 Northern Star Resources Ltd.,
6.125%, 04/11/33(c) ............. 5,432,110
17,586,984
TOTAL CORPORATE BONDS ........ 17,827,501

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 10.0%
$ 78,753,000 U.S. Treasury Bills,
4.222% to 4.270%††, 04/22/25 to
07/17/25(d) ................... $ 78,155,417
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100.0% ...........
(Cost $775,572,244) ............. $ 783,729,949
(a) Securities, or a portion thereof, with a value of $221,872,374 were deposited with the broker as collateral for options written.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) At March 31, 2025, $11,500,000 of the principal amount was pledged as collateral for options written.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments*
Market
Value
Long Positions
North America ...................... 74.1% $ 580,507,455
Asia/Pacific ......................... 12.9  100,799,583
Europe .............................. 12.4  97,395,227
South Africa ......................... 0.6  5,027,684
Total Investments — Long Positions 100.0% $ 783,729,949
Short Positions
North America ...................... (4.4)% $ (35,197,766)
Europe .............................. (0.1)  (482,414)
Asia/Pacific ......................... (0.1)  (394,450)
Total Investments — Short Positions (4.6)% $ (36,074,630)
* Total investments exclude options written.
As of March 31, 2025, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (4.3)%
Agnico Eagle Mines Ltd. Pershing LLC 410 USD 4,444,810 USD 90.00 04/17/25 $ 764,824
Agnico Eagle Mines Ltd. Pershing LLC 278 USD 3,013,798 USD 107.50 07/18/25 239,689
Alamos Gold Inc., Cl. A Pershing LLC 3,050 USD 8,155,700 USD 22.50 05/16/25 1,373,676
Alamos Gold Inc., Cl. A Pershing LLC 3,050 USD 8,155,700 USD 21.50 07/18/25 1,771,131
Anglogold Ashanti plc Pershing LLC 425 USD 1,577,600 USD 30.00 05/16/25 319,831
Anglogold Ashanti plc Pershing LLC 1,040 USD 3,860,480 USD 31.50 06/20/25 695,781
APA Corp. Pershing LLC 678 USD 1,425,156 USD 23.50 07/18/25 55,958
Baker Hughes Co. Pershing LLC 610 USD 2,680,950 USD 40.00 05/16/25 257,605
Baker Hughes Co. Pershing LLC 510 USD 2,241,450 USD 45.00 07/18/25 120,991
Baker Hughes Co. Pershing LLC 597 USD 2,623,815 USD 45.00 09/19/25 187,137
Barrick Gold Corp. Pershing LLC 2,300 USD 4,471,200 USD 21.00 05/16/25 88,328
Barrick Gold Corp. Pershing LLC 2,921 USD 5,678,424 USD 21.00 07/18/25 236,096
BHP Group Ltd., ADR Pershing LLC 1,200 USD 5,824,800 USD 55.00 04/17/25 2,357
BHP Group Ltd., ADR Pershing LLC 1,081 USD 5,247,174 USD 57.50 05/16/25 7,035
BHP Group Ltd., ADR Pershing LLC 1,160 USD 5,630,640 USD 55.00 06/20/25 58,196
BP plc, ADR Pershing LLC 760 USD 2,568,040 USD 32.50 04/17/25 121,013
BP plc, ADR Pershing LLC 760 USD 2,568,040 USD 35.00 05/16/25 45,998
BP plc, ADR Pershing LLC 807 USD 2,726,853 USD 36.50 06/20/25 40,692
Calibre Mining Corp. Pershing LLC 8,200 CAD 2,624,000 CAD 3.40 05/16/25 82,475
Chevron Corp. Pershing LLC 545 USD 9,117,305 USD 155.00 05/16/25 691,073
Chevron Corp. Pershing LLC 509 USD 8,515,061 USD 160.00 07/18/25 632,930
Chevron Corp. Pershing LLC 504 USD 8,431,416 USD 174.00 09/19/25 354,241

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
ConocoPhillips Pershing LLC 390 USD 4,095,780 USD 105.00 04/17/25 $ 91,444
ConocoPhillips Pershing LLC 130 USD 1,365,260 USD 112.00 05/16/25 18,339
ConocoPhillips Pershing LLC 185 USD 1,942,870 USD 115.00 05/16/25 15,854
ConocoPhillips Pershing LLC 410 USD 4,305,820 USD 110.00 07/18/25 166,841
Coterra Energy Inc. Pershing LLC 600 USD 1,734,000 USD 29.00 05/16/25 71,513
Coterra Energy Inc. Pershing LLC 685 USD 1,979,650 USD 29.50 07/18/25 111,730
Devon Energy Corp. Pershing LLC 506 USD 1,892,440 USD 37.50 04/17/25 53,895
Devon Energy Corp. Pershing LLC 506 USD 1,892,440 USD 42.50 06/20/25 36,915
Diamondback Energy Inc. Pershing LLC 112 USD 1,790,656 USD 205.00 04/17/25 14
Diamondback Energy Inc. Pershing LLC 80 USD 1,279,040 USD 172.50 06/20/25 27,421
Diamondback Energy Inc. Pershing LLC 145 USD 2,318,260 USD 171.00 08/15/25 88,829
Dundee Precious Metals Inc. Pershing LLC 3,400 CAD 6,487,200 CAD 15.00 05/16/25 990,381
Dundee Precious Metals Inc. Pershing LLC 2,670 CAD 5,094,360 CAD 19.00 07/18/25 224,288
Eldorado Gold Corp. Pershing LLC 2,765 USD 4,650,730 USD 20.50 04/17/25 2,180
Eldorado Gold Corp. Pershing LLC 2,600 USD 4,373,200 USD 19.00 06/20/25 157,039
Endeavour Mining plc Pershing LLC 2,400 CAD 8,299,200 CAD 37.00 07/18/25 294,975
Eni SpA Morgan Stanley 179 EUR 1,279,671 EUR 15.50 04/17/25 983
Eni SpA Morgan Stanley 190 EUR 1,358,310 EUR 15.50 05/16/25 7,803
Eni SpA Morgan Stanley 179 EUR 1,279,671 EUR 15.50 06/20/25 11,467
EOG Resources Inc. Pershing LLC 300 USD 3,847,200 USD 136.00 04/17/25 12,915
EOG Resources Inc. Pershing LLC 380 USD 4,873,120 USD 130.00 06/20/25 216,068
EOG Resources Inc. Pershing LLC 333 USD 4,270,392 USD 145.00 08/15/25 84,143
EQT Corp. Pershing LLC 320 USD 1,709,760 USD 41.00 04/17/25 401,066
EQT Corp. Pershing LLC 63 USD 336,609 USD 50.00 04/17/25 25,711
EQT Corp. Pershing LLC 320 USD 1,709,760 USD 43.00 06/20/25 362,478
EQT Corp. Pershing LLC 63 USD 336,609 USD 50.00 06/20/25 37,468
EQT Corp. Pershing LLC 380 USD 2,030,340 USD 50.00 08/15/25 267,495
Exxon Mobil Corp. Pershing LLC 152 USD 1,807,736 USD 110.00 05/16/25 146,837
Exxon Mobil Corp. Pershing LLC 316 USD 3,758,188 USD 120.00 05/16/25 94,908
Exxon Mobil Corp. Pershing LLC 870 USD 10,346,910 USD 122.50 05/16/25 173,260
Exxon Mobil Corp. Pershing LLC 1,150 USD 13,676,950 USD 120.00 07/18/25 611,710
Exxon Mobil Corp. Pershing LLC 1,315 USD 15,639,295 USD 120.00 09/19/25 894,977
Franco-Nevada Corp. Pershing LLC 390 USD 6,144,840 USD 127.50 05/16/25 1,207,053
Franco-Nevada Corp. Pershing LLC 400 USD 6,302,400 USD 130.00 07/18/25 1,197,093
Franco-Nevada Corp. Pershing LLC 333 USD 5,246,748 USD 160.00 09/19/25 395,793
Freeport-McMoRan Inc. Pershing LLC 1,720 USD 6,511,920 USD 44.50 04/17/25 12,515
Freeport-McMoRan Inc. Pershing LLC 1,722 USD 6,519,492 USD 45.50 06/20/25 127,337
Freeport-McMoRan Inc. Pershing LLC 1,720 USD 6,511,920 USD 45.00 08/15/25 249,658
G Mining Ventures Corp. Pershing LLC 1,350 CAD 2,533,950 CAD 16.00 05/16/25 266,685
G Mining Ventures Corp. Pershing LLC 2,135 CAD 4,007,395 CAD 20.00 07/18/25 176,445
Glencore plc Morgan Stanley 275 GBP 770,825 GBp 420.00 04/17/25 0
Gold Fields Ltd., ADR Pershing LLC 340 USD 751,060 USD 16.00 05/16/25 211,977
Gold Fields Ltd., ADR Pershing LLC 850 USD 1,877,650 USD 20.00 07/18/25 299,297
Gold Fields Ltd., ADR Pershing LLC 320 USD 706,880 USD 20.00 09/19/25 119,743
Halliburton Co. Pershing LLC 500 USD 1,268,500 USD 29.50 04/17/25 793
Halliburton Co. Pershing LLC 518 USD 1,314,166 USD 32.00 05/16/25 1,491
Halliburton Co. Pershing LLC 550 USD 1,395,350 USD 29.50 06/20/25 17,896
Hess Corp. Pershing LLC 80 USD 1,277,840 USD 145.00 04/17/25 121,706
Hess Corp. Pershing LLC 80 USD 1,277,840 USD 140.00 06/20/25 176,840
Hess Corp. Pershing LLC 92 USD 1,469,516 USD 155.00 08/15/25 126,864
K92 Mining Inc. Pershing LLC 4,172 CAD 5,177,452 CAD 11.00 04/17/25 416,927
K92 Mining Inc. Pershing LLC 2,570 CAD 3,189,370 CAD 10.40 06/20/25 406,421

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Kinder Morgan Inc. Pershing LLC 1,140 USD 3,252,420 USD 27.00 04/17/25 $ 207,769
Kinder Morgan Inc. Pershing LLC 1,190 USD 3,395,070 USD 27.00 05/16/25 230,333
Kinross Gold Corp. Pershing LLC 4,250 USD 5,359,250 USD 10.50 04/17/25 911,358
Kinross Gold Corp. Pershing LLC 3,843 USD 4,846,023 USD 11.00 04/17/25 643,171
Kinross Gold Corp. Pershing LLC 3,844 USD 4,847,284 USD 11.50 05/16/25 556,659
Kinross Gold Corp. Pershing LLC 7,000 USD 8,827,000 USD 14.00 08/15/25 573,336
Lundin Gold Inc. Pershing LLC 1,278 CAD 5,694,768 CAD 33.00 04/17/25 1,034,107
Lundin Gold Inc. Pershing LLC 1,765 CAD 7,864,840 CAD 32.50 06/20/25 1,483,263
Lundin Gold Inc. Pershing LLC 1,136 CAD 5,062,016 CAD 41.50 08/15/25 436,378
MAG Silver Corp. Pershing LLC 1,525 USD 2,330,200 USD 17.00 06/20/25 116,455
Marathon Petroleum Corp. Pershing LLC 190 USD 2,768,110 USD 162.50 04/17/25 6,309
Marathon Petroleum Corp. Pershing LLC 200 USD 2,913,800 USD 175.00 05/16/25 10,899
Marathon Petroleum Corp. Pershing LLC 226 USD 3,292,594 USD 162.00 06/20/25 73,783
Newmont Corp. Pershing LLC 2,580 USD 12,456,240 USD 48.00 04/17/25 407,204
Newmont Corp. Pershing LLC 3,390 USD 16,366,920 USD 57.50 06/20/25 234,372
Northern Star Resources Ltd. Morgan Stanley 8,350 AUD 15,297,200 AUD 18.00 04/17/25 394,451
Occidental Petroleum Corp. Pershing LLC 270 USD 1,332,720 USD 60.00 05/16/25 3,918
Occidental Petroleum Corp. Pershing LLC 230 USD 1,135,280 USD 58.00 07/18/25 15,030
Occidental Petroleum Corp. Pershing LLC 240 USD 1,184,640 USD 52.50 09/19/25 64,907
OceanaGold Corp. Pershing LLC 4,195 CAD 2,013,600 CAD 5.00 05/16/25 60,811
ONEOK Inc. Pershing LLC 370 USD 3,671,140 USD 110.00 04/17/25 7,429
ONEOK Inc. Pershing LLC 290 USD 2,877,380 USD 102.00 05/16/25 76,002
ONEOK Inc. Pershing LLC 385 USD 3,819,970 USD 107.00 06/20/25 84,238
Osisko Gold Royalties Ltd. Pershing LLC 1,200 USD 2,534,400 USD 21.00 04/17/25 77,401
Osisko Gold Royalties Ltd. Pershing LLC 1,000 USD 2,112,000 USD 21.00 05/16/25 106,185
Pan American Silver Corp. Pershing LLC 200 USD 516,600 USD 26.00 04/17/25 17,693
Pan American Silver Corp. Pershing LLC 250 USD 645,750 USD 27.00 04/17/25 12,414
Pan American Silver Corp. Pershing LLC 644 USD 1,663,452 USD 26.00 06/20/25 130,954
Pan American Silver Corp. Pershing LLC 340 USD 878,220 USD 25.00 08/15/25 110,407
Pan American Silver Corp. Pershing LLC 350 USD 904,050 USD 26.00 08/15/25 96,270
Phillips 66 Pershing LLC 250 USD 3,087,000 USD 145.00 04/17/25 540
Phillips 66 Pershing LLC 282 USD 3,482,136 USD 141.50 05/16/25 15,846
Phillips 66 Pershing LLC 217 USD 2,679,516 USD 140.00 07/18/25 50,298
Rio Tinto plc, ADR Pershing LLC 1,000 USD 6,008,000 USD 72.50 04/17/25 1,161
Rio Tinto plc, ADR Pershing LLC 1,120 USD 6,728,960 USD 68.00 05/16/25 29,115
Rio Tinto plc, ADR Pershing LLC 1,120 USD 6,728,960 USD 66.00 06/20/25 109,143
Royal Gold Inc. Pershing LLC 320 USD 5,232,320 USD 155.00 05/16/25 279,844
Schlumberger NV Pershing LLC 835 USD 3,490,300 USD 45.00 04/17/25 13,177
Schlumberger NV Pershing LLC 782 USD 3,268,760 USD 47.00 05/16/25 27,005
Schlumberger NV Pershing LLC 735 USD 3,072,300 USD 45.00 07/18/25 105,157
Shell plc, ADR Pershing LLC 844 USD 6,184,832 USD 71.00 04/17/25 237,460
Shell plc, ADR Pershing LLC 890 USD 6,521,920 USD 71.00 06/20/25 353,736
Shell plc, ADR Pershing LLC 900 USD 6,595,200 USD 70.00 10/17/25 550,461
Suncor Energy Inc. Pershing LLC 335 USD 1,297,120 USD 38.00 04/17/25 44,987
Suncor Energy Inc. Pershing LLC 335 USD 1,297,120 USD 41.50 06/20/25 26,205
Suncor Energy Inc. Pershing LLC 375 USD 1,452,000 USD 40.00 08/15/25 72,762
Targa Resources Corp. Pershing LLC 133 USD 2,666,251 USD 200.00 06/20/25 181,352
Targa Resources Corp. Pershing LLC 133 USD 2,666,251 USD 200.00 07/18/25 211,109
The Williams Companies Inc. Pershing LLC 754 USD 4,505,904 USD 56.00 05/16/25 384,835
The Williams Companies Inc. Pershing LLC 660 USD 3,944,160 USD 56.00 07/18/25 399,493
TotalEnergies SE, ADR Pershing LLC 705 USD 4,560,645 USD 70.00 04/17/25 4,074
TotalEnergies SE, ADR Pershing LLC 705 USD 4,560,645 USD 67.50 05/16/25 67,527

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
TotalEnergies SE, ADR Pershing LLC 666 USD 4,308,354 USD 65.00 06/20/25 $ 151,464
Valero Energy Corp. Pershing LLC 192 USD 2,535,744 USD 150.00 04/17/25 3,404
Valero Energy Corp. Pershing LLC 192 USD 2,535,744 USD 152.00 05/16/25 19,309
Valero Energy Corp. Pershing LLC 192 USD 2,535,744 USD 152.00 06/20/25 37,829
Wesdome Gold Mines Ltd. Pershing LLC 2,569 CAD 4,403,266 CAD 14.25 05/16/25 563,542
Wesdome Gold Mines Ltd. Pershing LLC 2,125 CAD 3,642,250 CAD 17.00 08/15/25 248,940
Wesdome Gold Mines Ltd. Pershing LLC 2,500 CAD 4,285,000 CAD 17.50 09/19/25 282,730
Wheaton Precious Metals Corp. Pershing LLC 1,200 USD 9,315,600 USD 66.00 05/16/25 1,466,309
Wheaton Precious Metals Corp. Pershing LLC 835 USD 6,482,105 USD 82.00 08/15/25 380,802
TOTAL OTC CALL OPTIONS WRITTEN $ 33,883,660
OTC Put Options Written — (0.0)%
Energy Select Sector SPDR ETF Pershing LLC 740 USD 9,941,435 USD 79.00 05/16/25 $ 16,155
VanEck Agribusiness ETF Pershing LLC 586 USD 5,719,282 USD 66.50 06/20/25 92,521
VanEck Gold Miners ETF Pershing LLC 2,200 USD 6,684,770 USD 32.50 04/17/25 4,326
VanEck Gold Miners ETF Pershing LLC 1,940 USD 5,894,752 USD 37.00 05/16/25 25,673
TOTAL OTC PUT OPTIONS WRITTEN $ 138,675
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.2)%
Alamos Gold Inc., Cl. A 2,233 USD 5,971,042 USD 26.00 09/19/25 $ 736,890
Anglogold Ashanti plc 1,090 USD 4,046,080 USD 33.00 04/17/25 462,160
Barrick Gold Corp. 3,000 USD 5,832,000 USD 18.00 04/17/25 459,000
IAMGOLD Corp. 2,245 USD 1,403,125 USD 7.00 09/19/25 145,925
MAG Silver Corp. 1,500 USD 2,292,000 USD 17.50 05/16/25 52,500
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 1,856,475
Exchange Traded Put Options Written — (0.0)%
Energy Select Sector SPDR ETF 740 USD 9,941,435 USD 84.00 04/17/25 $ 8,140
VanEck Agribusiness ETF 391 USD 3,816,108 USD 66.00 04/17/25 187,680
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 195,820
TOTAL OPTIONS WRITTEN $ 36,074,630